Cash and Cash Equivalents: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Bank deposits	$ 4,969,515	$ 2,981,234
Money market funds	1,396,582	5,366,284
Total	$ 6,366,097	$ 8,347,518